UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2007 to January 31, 2008

Item 1:                   Schedule of Investments

Credit Suisse High Income Fund
Schedule of Investments
January 31, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (87.0%)
Aerospace & Defense (1.8%)
$100	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	$99,250
50	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	49,250
300	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Unsecured Notes (Callable 04/01/11 @ $104.25)	(B-, B3)	04/01/15	8.500	298,500
275	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Subordinated Notes (Callable 04/01/12 @ $104.88)	(B-, Caa1)	04/01/17	9.750	262,625
350	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	342,125
175	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	176,750
					1,228,500
Agriculture (0.4%)
250	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/08 @ $104.00)‡	(B, Caa1)	11/01/10	11.000	259,375
Auto Loans (4.2%)
275	Ford Motor Credit Co. LLC, Global Notes	(B, B1)	06/15/10	7.875	259,014
375	Ford Motor Credit Co. LLC, Senior Unsecured Notes§	(B, B1)	12/15/16	8.000	315,322
800	Ford Motor Credit Co., Global Notes§	(B, B1)	10/01/13	7.000	671,399
225	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	224,602
275	General Motors Acceptance Corp., Global Notes	(BB+, B1)	12/01/14	6.750	226,916
1,225	GMAC LLC, Senior Unsubordinated Notes	(BB+, B1)	12/15/11	6.000	1,033,802
150	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	144,750
					2,875,805
Auto Parts & Equipment (1.6%)
350	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(B, B2)	12/01/11	9.000	343,000
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(BB, Ba3)	03/01/17	7.875	90,250
375	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B, Ba3)	07/01/15	9.000	393,750
150	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B-, B3)	12/01/13	8.500	138,750
125	Visteon Corp., Global Senior Notes§	(CCC+, Caa2)	08/01/10	8.250	102,813
					1,068,563
Automotive (2.1%)
445	Ford Motor Co., Global Notes	(CCC+, Caa1)	07/16/31	7.450	330,412
800	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	654,000
500	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	427,500
					1,411,912
Beverages (0.4%)
275	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	264,000
Brokerage (0.3%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(B, Ba3)	12/01/15	7.875	228,750
Building & Construction (1.5%)
325	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa2)	10/01/15	9.500	159,250
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/08 @ $102.79)§	(B+, B1)	04/15/12	8.375	209,688
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(B-, B2)	01/15/16	6.250	242,375
250	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	228,750
275	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)	(B-, Caa2)	02/15/14	7.500	151,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building & Construction
$50	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B-, Caa2)	12/15/12	7.625	$27,250
					1,018,563
Building Materials (1.5%)
100	Building Materials Corp., Global Company Guaranteed Notes (Callable 08/01/09 @ $103.88)	(BB-, B2)	08/01/14	7.750	74,500
300	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B, B2)	10/01/12	9.875	271,875
150	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	162,240
175	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/08 @ $102.25)	(B-, B1)	11/01/11	9.000	175,000
175	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	137,375
250	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $102.25)§	(CCC+, Caa1)	02/15/12	9.000	187,500
					1,008,490
Chemicals (2.6%)
525	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba2)	06/01/16	6.875	480,375
325	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	276,250
200	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B-, B3)	12/01/14	10.000	182,000
250	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)	(CCC+, Caa2)	12/01/16	11.500	196,562
250	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+§	(B-, B3)	02/01/14	0.000	226,250
100	PolyOne Corp., Senior Notes§	(B+, B1)	05/01/12	8.875	100,500
150	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(BB-, B2)	08/15/14	9.000	148,500
150	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB-, B1)	02/01/17	7.000	148,125
					1,758,562
Computer Hardware (0.3%)
250	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	212,188
Consumer Products (1.3%)
500	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+§	(CCC+, Caa1)	10/01/12	0.000	417,500
325	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	290,875
200	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	199,500
					907,875
Consumer/Commercial/Lease Financing (0.3%)
300	Residential Capital LLC, Company Guaranteed Notes	(BB+, Ba3)	02/22/11	6.000	189,000
Diversified Capital Goods (2.0%)
150	Actuant Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.44)‡	(BB-, Ba2)	06/15/17	6.875	146,250
150	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	144,000
325	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+, B3)	08/01/14	9.500	294,938
225	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	214,875
300	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, B3)	08/15/14	10.000	271,500
100	Titan International, Inc., Global Company Guaranteed Notes	(B, Caa1)	01/15/12	8.000	94,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Diversified Capital Goods
$209	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $103.29)	(B-, B3)	06/15/12	9.875	$191,235
					1,357,048
Electric (0.7%)
475	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	464,313
Electric - Generation (4.1%)
600	AES Corp., Global Senior Unsecured Notes	(B, B1)	10/15/17	8.000	615,000
300	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)#ø	(D, NR)	04/01/10	11.070	12,750
575	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, B2)	05/01/16	8.375	562,062
417	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Baa3)	01/02/16	8.560	449,227
325	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	315,656
275	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	268,469
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	193,750
400	Reliant Energy, Inc., Senior Notes§	(B-, B3)	06/15/14	7.625	392,000
					2,808,914
Electric - Integrated (1.7%)
125	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	05/01/11	8.300	126,875
100	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	88,750
950	Texas Competitive Electric Holdings Company, LLC, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13)‡	(CCC, B3)	11/01/15	10.250	938,125
					1,153,750
Electronics (2.3%)
350	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)§	(B, B1)	05/15/13	7.750	314,562
625	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(B-, B2)	12/15/14	8.875	510,937
162	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)	(B, B2)	02/15/12	10.250	168,480
140	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)	(B-, B3)	03/01/13	6.750	121,800
175	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)§	(B-, B3)	03/01/16	8.125	153,563
300	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)§‡	(B, Caa1)	01/15/16	11.250	211,500
75	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/09 @ $102.63)	(B-, Caa1)	01/15/11	10.500	73,125
					1,553,967
Energy - Exploration & Production (4.0%)
600	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba3)	01/15/16	6.875	597,000
275	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)§	(B, B1)	12/01/17	7.250	266,062
225	Forest Oil Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.63)‡	(B+, B1)	06/15/19	7.250	226,125
200	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡§	(B, B3)	06/01/16	9.000	201,000
350	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B, B3)	07/15/13	9.125	363,125
375	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	377,344
225	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B+, Ba3)	03/15/15	6.375	220,219
175	Southwestern Energy Co., Rule 144A, Senior Notes‡	(BB+, Ba2)	02/01/18	7.500	180,687

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$275	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, B1)	07/15/11	7.625	$272,250
					2,703,812
Environmental (0.9%)
350	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B2)	04/15/14	7.375	340,375
325	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC+, Caa1)	04/15/14	9.500	303,875
					644,250
Food & Drug Retailers (1.6%)
325	Albertson’s LLC, Senior Notes	(B, B1)	05/01/13	7.250	331,435
450	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	393,750
125	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	118,125
225	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+, B2)	06/15/12	8.125	220,500
					1,063,810
Food - Wholesale (0.8%)
200	Dole Food Co., Debentures#§	(B-, Caa1)	07/15/13	8.750	170,000
25	Dole Food Company, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $102.22)	(B-, Caa1)	03/15/11	8.875	22,375
200	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	185,000
175	Smithfield Foods, Inc., Senior Unsecured Notes§	(BB, Ba3)	07/01/17	7.750	166,250
					543,625
Forestry & Paper (2.9%)
225	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, B2)	10/15/14	7.125	215,438
250	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/08 @ $103.67)	(B, B2)	03/15/10	9.750	235,000
425	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	412,250
50	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	47,875
200	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B-, B3)	08/15/13	9.500	189,500
175	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	175,000
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	74,625
415	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)	(B-, B3)	07/01/12	8.375	403,587
50	Verso Paper Holdings LLC/ Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, B3)	08/01/16	11.375	48,000
150	Verso Paper Holdings LLC/ Inc., Series B, Global Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	146,250
					1,947,525
Gaming (4.5%)
250	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	210,000
30	Caesars Entertainment, Inc., Global Senior Subordinated Notes	(B-, Caa1)	03/15/10	7.875	28,388
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	180,000
187	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	177,650
150	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	113,250
250	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(CCC+, Caa1)	06/01/12	8.125	105,000
225	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/08 @ $103.00)§	(B, B3)	11/15/10	12.000	225,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS Gaming
$275	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	$243,375
125	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/08 @ $102.38)	(B+, B2)	10/15/10	9.500	112,187
100	Majestic Star Casino LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC, Caa2)	01/15/11	9.750	60,500
200	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(BB+, Ba1)	11/15/15	8.500	191,000
200	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	06/01/16	7.500	193,000
450	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	01/15/17	7.625	438,750
300	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	287,250
325	Tropicana Entertainment LLC., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)	(CCC+, Caa3)	12/15/14	9.625	198,250
300	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B, Caa1)	06/01/15	8.500	217,500
100	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BBB-, Ba2)	12/01/14	6.625	96,875
					3,077,975
Gas Distribution (2.3%)
275	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	268,813
750	El Paso Performance-Link, Rule 144A, Notes‡	(BB, Ba3)	07/15/11	7.750	775,096
350	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	358,750
150	Williams Partners LP, Global Senior Unsecured Notes	(BBB-, Ba2)	02/01/17	7.250	156,000
					1,558,659
Health Services (6.6%)
75	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡§	(B-, Caa1)	11/01/15	9.875	76,313
450	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B-, B3)	07/15/15	8.875	455,062
175	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)§	(B, B2)	03/15/15	7.250	175,000
825	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	867,281
50	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	42,875
875	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	747,031
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	44,875
250	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)§	(CCC+, Caa1)	06/15/16	10.750	261,875
175	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+, B3)	06/15/14	8.750	175,875
225	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	222,750
100	Senior Housing Properties Trust, Senior Notes	(BB+, Ba1)	01/15/12	8.625	106,500
50	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/14	7.375	51,250
75	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/18	7.625	76,875
50	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	04/01/15	6.750	49,750
175	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, Ba3)	02/15/13	6.250	164,500
600	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	576,000
125	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	8.288	119,375
50	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	50,750
225	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	214,313
					4,478,250
Hotels (0.5%)
100	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)§	(BB, Ba1)	11/01/14	6.875	98,750
225	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)	(BB, Ba1)	11/01/13	7.125	223,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS Hotels
$50	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	$48,375
					371,000
Leisure (0.3%)
300	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC-, Caa2)	06/01/14	9.625	201,750
Machinery (0.6%)
275	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	268,125
175	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, Ba3)	11/15/17	8.000	172,813
					440,938
Media - Broadcast (2.3%)
250	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ 105.25)	(CCC+, B3)	08/15/14	10.500	248,750
200	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	203,000
325	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/09 @ $101.00)‡#	(CCC-, Caa1)	01/15/13	10.508	281,937
200	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	176,000
175	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38)‡	(B+, B2)	09/01/12	8.750	177,844
350	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88)§‡	(CCC+, B3)	03/15/15	9.750	263,375
325	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)§	(CCC-, Caa2)	01/15/14	8.750	222,625
					1,573,531
Media - Cable (4.3%)
350	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	316,750
250	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 03/24/08 @ $100.00)§	(CCC, Caa3)	04/01/14	9.920	127,500
725	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC, Caa2)	10/01/15	11.000	522,906
325	CCH II LLC, Series B, Global Senior Unsecured Notes (Callable 09/15/08 @ $105.13)	(CCC, Caa1)	09/15/10	10.250	307,937
281	Charter Communications Holdings LLC, Senior Discount Notes (Callable 03/24/08 @ $100.00)§	(CCC, Ca)	04/01/11	9.920	177,030
525	CSC Holdings, Inc., Global Senior Unsecured Notes	(B+, B2)	04/15/12	6.750	500,062
300	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	311,625
325	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	318,094
25	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	20,625
250	Mediacom LLC/Capital Corp., Senior Notes (Callable 2/15/08 @ $100.00)§	(B-, B3)	02/15/11	7.875	224,375
75	Mediacom LLC/Capital Corp., Senior Unsecured Notes (Callable 01/15/09 @ $100.00)	(B-, B3)	01/15/13	9.500	67,313
					2,894,217
Media - Services (0.3%)
125	Lamar Media Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.31)	(B, Ba3)	08/15/15	6.625	119,063
150	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B2)	04/15/14	7.375	117,750
					236,813
Metals & Mining - Excluding Steel (2.3%)
50	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B-, B3)	12/15/14	9.000	39,250
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)	(B-, Caa1)	12/15/16	10.000	159,187

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS Metals & Mining - Excluding Steel
$500	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB, Ba3)	04/01/15	8.250	$525,625
250	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB, Ba3)	04/01/17	8.375	266,250
300	Noranda Aluminum Acquisition, Rule 144A, Senior Unsecured Notes (Callable 05/15/08 @ $102.00)‡#	(CCC+, B3)	05/15/15	8.738	229,500
200	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	205,500
125	PNA Intermediate Holding Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $102.00)‡#	(B-, Caa1)	02/15/13	11.869	113,750
					1,539,062
Non-Food & Drug Retailers (3.1%)
325	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $102.25)	(CCC+, B3)	02/15/12	9.000	290,875
200	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B, B3)	03/15/17	7.625	163,000
250	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	226,250
130	Claire’s Stores, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/11 @ $104.81)‡	(CCC+, Caa1)	06/01/15	9.625	73,450
150	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(BB, Ba3)	10/01/12	8.000	156,375
70	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, B2)	11/01/14	10.000	62,650
305	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa1)	11/01/16	11.375	248,575
350	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B, B3)	10/15/15	10.375	350,000
553	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notesø	(NR, NR)	08/01/09	11.875	31,797
265	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B, B3)	12/15/13	10.625	272,950
150	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(CCC+, B3)	02/15/15	8.500	129,000
100	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	82,000
					2,086,922
Office Equipment (0.4%)
250	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)§	(BB, Ba3)	09/15/15	7.750	255,000
Oil Field Equipment & Services (0.4%)
150	Key Energy Services, Inc., Rule 144A, Senior Notes (Callable 12/01/11 @ $104.19)‡	(B, B1)	12/01/14	8.375	151,125
150	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB+, Ba2)	07/15/14	7.375	155,250
					306,375
Oil Refining & Marketing (0.3%)
275	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC+, Caa1)	02/01/17	8.875	231,000

Packaging (2.0%)
125	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB, Ba1)	03/15/18	6.625	123,437
100	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	102,000
150	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC+, Caa2)	03/01/16	10.250	113,250
150	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(B, Caa1)	09/15/14	8.875	133,875
250	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/08 @ $103.67)§	(CCC, Caa2)	12/01/12	11.000	169,375
75	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	76,688

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS Packaging
$175	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	$148,750
75	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	78,000
100	Owens-Illinois, Inc., Debentures§	(B, Caa1)	05/15/18	7.800	101,125
125	Pliant Corp., Global Company Guaranteed Notes (Callable 06/01/08 @ $102.78)§	(CCC, Caa1)	09/01/09	11.125	102,188
250	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	205,625
					1,354,313
Packaging & Containers (0.1%)
75	Crown Cork & Seal Company, Inc., Debentures Notes (Callable 04/15/08 @ $101.91)	(B, B2)	04/15/23	8.000	70,688
Pipelines (0.4%)
300	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	06/01/15	7.500	281,250
Printing & Publishing (2.9%)
7	American Media Operations, Inc., Series B, Global Company Guaranteed Notes	(CCC-, Caa2)	05/01/09	10.250	5,436
200	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 03/07/08 @ $100.00)§	(CCC-, Caa2)	05/01/09	10.250	149,500
200	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B2)	11/15/13	0.000	178,500
150	Dex Media, Inc., Global Senior Unsecured Notes (Callable 11/15/08 @ $104.00)	(B, B2)	11/15/13	8.000	135,750
350	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(B+, B2)	11/15/16	8.000	315,000
250	R. H. Donnelley Corp., Rule 144A, Senior Notes (Callable 10/15/12 @ $104.44)‡	(B, B3)	10/15/17	8.875	213,125
300	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)§	(B, B3)	01/15/13	6.875	253,500
25	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	21,125
50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	43,125
275	Reader’s Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC+, Caa1)	02/15/17	9.000	213,812
300	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa1)	01/15/15	10.500	274,500
155	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)§	(B-, B3)	03/01/15	8.250	129,425
					1,932,798
Restaurants (0.3%)
150	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)§ø	(CCC, Caa3)	11/01/14	12.500	10,500
125	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B-, B3)	10/01/12	10.000	118,125
75	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.00)§‡	(CCC+, Caa1)	06/15/15	10.000	47,625
					176,250
Software/Services (1.6%)
400	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94)‡§	(B-, B3)	09/24/15	9.875	354,500
500	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	502,500
200	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B+, B2)	01/15/16	12.500	197,750
					1,054,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Steel Producers/Products (1.2%)
$250	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $102.58)	(BB-, B1)	06/15/12	7.750	$250,000
275	PNA Group, Inc., Global Senior Unsecured Notes (Callable 09/01/11 @ $105.38)	(B-, B3)	09/01/16	10.750	248,875
300	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B-, B3)	02/15/14	11.250	297,000
0	WCI Steel Acquisition, Inc., Senior Notes(1)	(NR, NR)	05/01/16	8.000	326
					796,201
Support-Services (5.2%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	363,000
200	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.25)	(B-, B3)	02/01/15	8.500	200,000
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	145,125
175	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)§	(CCC+, Caa1)	06/01/16	10.250	167,563
300	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	291,000
225	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)§	(B, B3)	01/01/16	6.625	215,437
250	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/08 @ $103.56)	(CCC+, Caa1)	05/15/13	10.670	246,250
225	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/08 @ $103.21)§	(CCC+, B3)	05/15/12	9.625	229,500
225	Kar Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38)‡§	(CCC, B3)	05/01/14	8.750	201,375
100	Kar Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/01/11 @ $105.00)‡	(CCC, Caa1)	05/01/15	10.000	84,000
325	Mobile Mini, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $103.44)	(BB-, B1)	05/01/15	6.875	284,375
200	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B-, B3)	08/01/14	9.750	171,000
205	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00)§	(B-, Caa2)	06/01/15	10.000	98,400
300	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)§	(B-, Caa1)	12/01/14	9.500	255,750
100	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC+, Caa1)	09/01/16	11.875	95,500
270	Travelport LLC., Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	260,550
100	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 03/07/08 @ $103.25)	(B+, B1)	02/15/12	6.500	92,500
100	Varietal Distribution, Rule 144A, Senior Notes (Callable 07/15/11 @ $105.13)‡	(CCC+, Caa1)	07/15/15	10.250	94,000
					3,495,325
Telecom - Integrated/Services (3.8%)
350	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	336,000
275	Citizens Communications Co., Senior Notes	(BB+, Ba2)	01/15/13	6.250	262,625
25	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa1)	05/01/15	12.500	22,375
175	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	174,125
575	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00)#	(CCC+, Caa1)	02/15/15	9.150	431,250
50	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+, Caa1)	03/15/13	12.250	48,812
200	Paetec Holding Corp.,Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	187,500
500	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(BB, Ba3)	02/15/14	7.500	497,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Integrated/Services
$250	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	$251,250
325	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	338,000
					2,549,437
Telecom - Wireless (1.0%)
200	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC+, B2)	06/15/13	10.125	205,500
200	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(CCC, Caa1)	11/01/14	9.375	183,000
300	MetroPCS Wireless, Inc., Global Senior Unsecured Notes (Callable 11/01/10 @ $104.63)	(CCC, Caa1)	11/01/14	9.250	277,500
					666,000
Textiles & Apparel (0.3%)
175	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	171,063
Theaters & Entertainment (0.5%)
350	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	308,875
Transportation - Excluding Air/Rail (0.2%)
150	Bristow Group, Inc., Rule 144A, Senior Notes (Callable 09/15/12 @ $103.75)‡	(BB, Ba2)	09/15/17	7.500	152,250

TOTAL CORPORATE BONDS (Cost $64,296,642)					58,933,289

FOREIGN BONDS (7.9%)
Chemicals (0.7%)
350	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡§	(B-, B3)	08/15/15	8.375	266,000
275	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(B-, B3)	02/15/16	8.500	215,875
					481,875
Electronics (0.9%)
175	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)#	(BB-, B2)	12/01/13	10.125	182,875
175	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands)§	(B-, B3)	10/15/15	9.500	153,344
275	NXP BV/NXP Funding LLC, Global Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)§	(BB, Ba3)	10/15/14	7.875	253,343
					589,562
Energy - Exploration & Production (0.3%)
225	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada)‡	(BB+, B1)	12/15/14	8.250	221,625
Forestry & Paper (0.6%)
325	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)§	(B, B3)	11/15/11	7.950	254,312
175	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)§	(B, B2)	04/01/15	7.750	161,875
					416,187
Leisure (0.5%)
300	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(CCC+, B3)	07/15/14	10.625	304,500
Media - Cable (0.8%)
200	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	182,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Media - Cable
$250	Unity Media GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B-, Caa2)	02/15/15	10.125	$361,822
					543,822
Media - Diversified (0.2%)
150	Quebecor Media, Inc., Rule 144A, Notes (Canada)‡	(B, B2)	03/15/16	7.750	139,875
Oil Refining & Marketing (0.4%)
225	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda)‡	(BB-, B1)	05/01/14	6.750	207,000
75	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda)‡	(BB-, B1)	05/01/17	7.000	68,437
					275,437
Pharmaceuticals (0.3%)
225	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	216,000
Support-Services (0.4%)
350	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B1)	08/01/15	8.625	288,750

Telecom - Integrated/Services (2.0%)
400	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	410,000
50	Intelsat Bermuda, Ltd., Global Senior Unsecured Notes (Bermuda)	(B-, Caa3)	11/01/13	6.500	33,250
700	Intelsat, Ltd., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(B-, Caa2)	06/15/16	11.250	703,500
150	Nordic Telephone Co. Holdings, Rule 144A, Secured Notes (Callable 05/01/08 @ $101.00) (Denmark)‡#	(B, B2)	05/01/16	10.107	218,759
					1,365,509
Telecommunication Equipment (0.2%)
150	Nortel Networks, Ltd., Global Company Guaranteed Notes (Canada)#	(B-, B3)	07/15/11	8.508	140,250
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	83,284
Transportation - Excluding Air/Rail (0.5%)
300	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08) @ $104.25 (Bermuda)	(B+, B1)	12/15/13	8.500	302,250

TOTAL FOREIGN BONDS (Cost $5,708,361)					5,368,926

Number of Shares

COMMON STOCKS (0.8%)
Chemicals (0.4%)
9,785	Huntsman Corp.	237,188
Electric - Integrated (0.2%)
3,750	Mirant Corp.*§	138,150
Steel Producers/Products (0.2%)
6,215	WCI Steel Acquisition, Inc.*	142,945
TOTAL COMMON STOCKS (Cost $253,809)		518,283

SHORT-TERM INVESTMENTS (30.6%)
19,127,840	State Street Navigator Prime Portfolio§§	19,127,840

Par (000)
1,575	State Street Bank and Trust Co. Euro Time Deposit	02/01/08	1.850	1,575,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,702,840)				20,702,840

TOTAL INVESTMENTS AT VALUE (126.3%) (Cost $90,961,652)	85,523,338

LIABILITIES IN EXCESS OF OTHER ASSETS (-26.3%)	(17,828,797)

NET ASSETS (100.0%)	$67,694,541

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Purchased/(Sold)	Contract Amount	Contract Value	Unrealized Gain (Loss)

European Economic Unit	1/09/09	€ (480,000)	$ (706,368)	$ (709,162)	$ (2,794)

INVESTMENT ABBREVIATION

NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2008, these securities amounted to a value of $9,186,529 or 13.6% of net assets.

#	Variable rate obligations — The interest rate shown is the rate as of January 31, 2008.
+	Step Bond — The interest rate stated is as of January 31, 2008 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
(1)	Par value of security held is less than 1,000.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $90,961,652, $742,127, $(6,180,441) and $(5,438,314), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Lawrence D. Haber
Name:	Lawrence D. Haber
Title:	Chief Executive Officer
Date:	March 28, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2008